	Vanguard International Growth Fund

	Schedule of Investments (unaudited)
	As of May 31, 2019

			Market
			Value
		Shares	($000)
	Common Stocks (97.5%)1
	Australia (0.4%)
	Brambles Ltd.	16,396,300	137,416

	Austria (0.4%)
	Erste Group Bank AG	3,911,609	138,636

	Belgium (1.0%)
^	Umicore SA	11,385,753	338,649

	Brazil (0.6%)
	B3 SA - Brasil Bolsa Balcao	13,635,737	127,081
	Raia Drogasil SA	5,124,291	90,656
			217,737
	Canada (1.0%)
	Nutrien Ltd.	3,665,128	178,755
	Toronto-Dominion Bank	3,133,272	171,315
			350,070
	China (16.9%)
	Tencent Holdings Ltd.	41,153,400	1,716,000
*	Alibaba Group Holding Ltd. ADR	10,467,643	1,562,400
*	TAL Education Group ADR	18,485,132	636,073
*	Baidu Inc. ADR	4,633,984	509,738
	Ping An Insurance Group Co. of China Ltd.	37,534,500	416,491
*	Ctrip.com International Ltd. ADR	9,001,376	311,088
*	Meituan Dianping Class B	32,888,430	253,868
	China Pacific Insurance Group Co. Ltd.	34,671,200	128,462
*	China Mengniu Dairy Co. Ltd.	33,524,000	122,301
^,*	iQIYI Inc. ADR	5,172,028	94,286
^,*	NIO Inc. ADR	17,591,617	53,655
			5,804,362
	Denmark (2.9%)
*	Genmab A/S	2,594,661	446,081
	Chr Hansen Holding A/S	1,658,818	172,706
	Vestas Wind Systems A/S	2,094,787	170,539
	Novozymes A/S	2,401,809	112,505
	Ambu A/S Class B	5,449,774	84,285
			986,116
	France (7.6%)
	Kering SA	1,368,726	712,422
	L'Oreal SA	2,310,130	619,765
	Schneider Electric SE	5,203,061	410,940
^	TOTAL SA	5,371,262	278,489
	EssilorLuxottica SA	2,040,698	233,897
	Vivendi SA	7,343,173	197,726
	Danone SA	2,222,334	177,519
			2,630,758
	Germany (6.3%)
^,*,2	Zalando SE	10,466,867	415,240

*,2	Delivery Hero SE	6,275,610	269,459
	Bayerische Motoren Werke AG	3,349,995	232,448
	adidas AG	734,594	209,712
	SAP SE	1,667,180	205,375
	Infineon Technologies AG	8,885,472	158,251
	BASF SE	2,275,881	150,195
	GEA Group AG	4,485,429	122,970
	Continental AG	836,024	113,701
^,*,3	HelloFresh SE	10,552,945	108,376
*,2	Rocket Internet SE	2,762,933	73,747
*	MorphoSys AG	664,989	63,940
^,*	AIXTRON SE	3,130,112	30,071
*,3	Home24 SE	1,862,256	8,457
			2,161,942
Hong Kong (4.4%)
	AIA Group Ltd.	123,142,800	1,156,829
	Jardine Matheson Holdings Ltd.	3,239,027	208,003
	Hong Kong Exchanges & Clearing Ltd.	4,767,930	151,759
			1,516,591
India (2.4%)
	Housing Development Finance Corp. Ltd.	11,680,736	366,852
*	HDFC Bank Ltd.	7,332,141	255,756
	Zee Entertainment Enterprises Ltd.	30,949,845	158,877
*,§,4	ANI Technologies	166,185	50,672
			832,157
Indonesia (0.4%)
	Bank Central Asia Tbk PT	66,399,100	135,843

Israel (0.3%)
*	Check Point Software Technologies Ltd.	1,003,311	110,645

Italy (2.5%)
	Ferrari NV	4,745,012	674,594
	Fiat Chrysler Automobiles NV	13,737,294	174,947
			849,541
Japan (10.6%)
	M3 Inc.	26,545,800	499,224
	SMC Corp.	1,428,000	465,461
	SoftBank Group Corp.	4,789,200	444,354
	Nintendo Co. Ltd.	731,600	258,253
	Nidec Corp.	2,080,800	257,958
	Recruit Holdings Co. Ltd.	7,986,400	253,255
	Bridgestone Corp.	6,482,300	241,094
	Takeda Pharmaceutical Co. Ltd.	4,806,100	163,419
	Kubota Corp.	9,937,000	151,085
	Sekisui Chemical Co. Ltd.	10,005,000	146,373
	Toyota Motor Corp.	2,191,000	128,696
	Pigeon Corp.	3,300,800	124,578
	Keyence Corp.	202,000	113,494
	Suzuki Motor Corp.	2,218,500	104,978
	SBI Holdings Inc.	4,470,400	102,583
	ORIX Corp.	7,045,400	99,331
	Murata Manufacturing Co. Ltd.	2,240,300	95,710
			3,649,846

	Netherlands (4.3%)
	ASML Holding NV	7,790,064	1,466,522

	Norway (0.8%)
	Norsk Hydro ASA	38,345,698	134,034
	DNB ASA	7,675,182	130,113
			264,147
	Other (0.2%)
5	Vanguard FTSE All-World ex-US ETF	1,128,434	54,977

	Singapore (0.4%)
	Oversea-Chinese Banking Corp. Ltd.	19,070,500	146,974

	South Korea (1.6%)
^,*	Celltrion Inc.	1,695,817	270,417
	Samsung Electronics Co. Ltd.	5,290,217	188,341
	Samsung SDI Co. Ltd.	560,382	102,689
			561,447
	Spain (2.9%)
	Industria de Diseno Textil SA	21,245,632	567,364
	Banco Bilbao Vizcaya Argentaria SA	80,169,921	434,702
			1,002,066
	Sweden (4.4%)
*	Spotify Technology SA	2,908,470	365,246
	Svenska Handelsbanken AB Class A	28,970,695	284,728
^	Atlas Copco AB Class A	9,836,886	264,004
^	Kinnevik AB	10,340,628	263,365
	Assa Abloy AB Class B	7,216,721	140,449
	SKF AB	7,055,500	109,448
^	Elekta AB Class B	6,427,670	83,304
			1,510,544
	Switzerland (5.4%)
	Nestle SA	5,177,491	513,601
	Roche Holding AG	1,680,126	441,289
	Novartis AG	2,634,439	226,398
	Lonza Group AG	574,461	176,117
	UBS Group AG	15,049,451	173,187
	Cie Financiere Richemont SA	2,311,487	170,037
	Temenos AG	713,784	124,188
*	Alcon Inc.	526,887	30,642
			1,855,459
	Taiwan (1.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	46,221,000	341,589

	Thailand (0.4%)
	Kasikornbank PCL (Foreign)	22,280,856	132,205

	Turkey (0.1%)
*	Turkiye Garanti Bankasi AS	39,634,985	53,861

	United Kingdom (7.6%)
	Rolls-Royce Holdings plc	46,651,516	506,723
	Diageo plc	10,102,043	424,909
*	Ocado Group plc	19,221,816	290,117
	BHP Group plc	11,610,461	262,028

	Royal Dutch Shell plc Class A			6,669,211	206,823
	Smith & Nephew plc			7,487,455	157,303
	Burberry Group plc			6,851,592	146,651
	GlaxoSmithKline plc			6,981,170	134,779
	Whitbread plc			2,253,798	131,724
	Lloyds Banking Group plc		170,979,423		123,585
	Aviva plc			22,141,940	113,196
^,*,2	Aston Martin Lagonda Global Holdings plc			6,321,596	69,619
	Bunzl plc			1,247,861	33,336
					2,600,793
United States (10.7%)
*	Amazon.com Inc.			669,737	1,188,830
*	MercadoLibre Inc.			1,574,407	898,231
*	Illumina Inc.			2,734,956	839,386
^,*	Tesla Inc.			1,894,281	350,745
^,*,3	Jumia Technologies AG ADR			6,724,836	179,015
*	Booking Holdings Inc.			74,500	123,388
	Philip Morris International Inc.			1,365,456	105,318
					3,684,913
Total Common Stocks (Cost $25,199,384)					33,535,806
Preferred Stocks (0.3%)
*,§,3,4,6You & Mr. Jones				44,800,000	59,136
*,§,4,6	CureVac GmbH			12,600	30,051
Total Preferred Stocks (Cost $75,682)					89,187
		Coupon
Temporary Cash Investments (4.2%)1
Money Market Fund (4.1%)
7,9	Vanguard Market Liquidity Fund	2.527%		14,150,573	1,415,340

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
8	United States Treasury Bill	2.412%	6/20/19	2,400	2,397
8	United States Treasury Bill	2.386%-2.392%	7/5/19	10,600	10,578
8	United States Treasury Bill	2.396%	7/11/19	3,500	3,492
8	United States Treasury Bill	2.349%	8/15/19	4,500	4,479
8	United States Treasury Bill	2.319%	8/22/19	2,000	1,990
					22,936
Total Temporary Cash Investments (Cost $1,438,000)					1,438,276
Total Investments (102.0%) (Cost $26,713,066)					35,063,269
Other Assets and Liabilities-Net (-2.0%)8,9					(675,385)
Net Assets (100%)					34,387,884

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $732,348,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 2.9%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $828,065,000, representing 2.4% of net assets.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

4	Restricted securities totaling $139,859,000, representing 0.4% of net assets. See Restricted Securities table for additional information.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Perpetual security with no stated maturity date.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Securities with a value of $22,936,000 and cash of $606,000 have been segregated as initial margin for open futures contracts.
9	Includes $819,914,000 of collateral received for securities on loan. ADR—American Depositary Receipt.

Restricted Securities as of Period End
						Acquisition Cost
Security Name				Acquisition Date			($000)
You & Mr. Jones				September 2015			44,800
CureVac GmbH					October 2015		30,882
ANI Technologies				December 2015			51,748

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)
							Value and
				Number of			Unrealized
				Long (Short)		Notional	Appreciation
			Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index			June 2019		4,445	162,629	(4,334)
Topix Index			June 2019		804	111,736	(4,953)
FTSE 100 Index			June 2019		1,063	96,102	(1,704)
S&P ASX 200 Index			June 2019		613	68,060	1,585
Nikkei 225 Index			June 2019		203	19,258	(1,630)
							(11,036)

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Toronto—Dominion Bank	6/18/19	JPY	11,984,454	USD	108,133	2,629	—
Morgan Stanley Capital
Services LLC	6/26/19	EUR	94,013	USD	107,332	—	(2,064)
Toronto—Dominion Bank	6/25/19	AUD	77,729	USD	55,472	—	(1,510)
Toronto—Dominion Bank	6/26/19	EUR	46,734	USD	52,890	—	(561)

International Growth Fund

Morgan Stanley Capital
Services LLC	6/26/19	GBP	39,443	USD	52,594	—	(2,657)
Goldman Sachs International	6/26/19	GBP	21,818	USD	28,431	—	(808)
JPMorgan Chase Bank, N.A.	6/18/19	JPY	3,056,711	USD	27,568	682	—
JPMorgan Chase Bank, N.A.	6/26/19	EUR	24,136	USD	27,155	—	(129)
UBS AG	6/18/19	JPY	2,708,225	USD	24,380	650	—
Bank of America, N.A.	6/26/19	EUR	20,417	USD	23,148	—	(288)
Deutsche Bank AG	6/25/19	AUD	30,822	USD	21,697	—	(299)
Toronto—Dominion Bank	6/17/19	JPY	2,260,860	USD	20,625	269	—
Bank of America, N.A.	6/26/19	GBP	15,056	USD	19,767	—	(704)
JPMorgan Chase Bank, N.A.	6/25/19	EUR	16,741	USD	18,802	—	(59)
Goldman Sachs International	6/25/19	AUD	24,276	USD	17,317	—	(464)
UBS AG	6/26/19	GBP	11,846	USD	15,525	—	(528)
JPMorgan Chase Bank, N.A.	6/25/19	GBP	9,889	USD	12,601	—	(82)
Citibank, N.A.	6/18/19	JPY	1,361,800	USD	12,446	140	—
Goldman Sachs International	6/18/19	JPY	1,342,763	USD	12,089	321	—
Deutsche Bank AG	6/26/19	GBP	8,770	USD	11,344	—	(241)
Goldman Sachs International	6/26/19	EUR	8,317	USD	9,379	—	(66)
Bank of America, N.A.	6/18/19	JPY	933,600	USD	8,507	121	—
RBC Capital Markets LLC	6/18/19	JPY	919,200	USD	8,407	88	—
Bank of America, N.A.	6/25/19	AUD	11,453	USD	8,128	—	(176)
Deutsche Bank AG	6/26/19	EUR	6,517	USD	7,395	—	(98)
UBS AG	6/26/19	EUR	6,125	USD	6,904	—	(45)
Deutsche Bank AG	6/26/19	EUR	4,155	USD	4,651	1	—
Deutsche Bank AG	6/25/19	AUD	6,522	USD	4,482	46	—
Citibank, N.A.	6/25/19	AUD	6,350	USD	4,459	—	(51)
Deutsche Bank AG	6/25/19	EUR	3,876	USD	4,331	8	—
BNP Paribas	6/26/19	GBP	2,952	USD	3,864	—	(127)
Toronto—Dominion Bank	6/26/19	GBP	2,109	USD	2,813	—	(143)
Bank of America, N.A.	6/25/19	GBP	806	USD	1,021	—	(1)

International Growth Fund

Citibank, N.A.	6/24/19	AUD	1,131	USD	785	—	—
JPMorgan Chase Bank, N.A.	6/25/19	AUD	935	USD	662	—	(12)
BNP Paribas	6/26/19	USD	97,542	EUR	86,401	797	—
BNP Paribas	6/18/19	USD	67,564	JPY	7,530,560	—	(2,033)
BNP Paribas	6/26/19	USD	48,558	GBP	37,283	1,357	—
JPMorgan Chase Bank, N.A.	6/25/19	USD	45,907	AUD	64,157	1,366	—
Credit Suisse International	6/18/19	USD	19,980	JPY	2,202,480	—	(376)
						8,475	(13,522)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

International Growth Fund

values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

International Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	4,252,720	—	—
Common Stocks—Other	3,698,108	25,534,306	50,672
Preferred Stocks	—	—	89,187
Temporary Cash Investments	1,415,340	22,936	—
Futures Contracts—Assets[1]	1,992	—	—
Futures Contracts—Liabilities[1]	(5,301)	—	—
Forward Currency Contracts—Assets	—	8,475	—
Forward Currency Contracts—Liabilities	—	(13,522)	—
Total	9,362,859	25,552,195	139,859
1 Represents variation margin on the last day of the reporting period.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Aug. 31,		Proceeds	Net	Change in			May 31,
	2018		from	Realized	Net		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

HelloFresh SE	150,128	—	—	—	(41,752)	—	—	108,376
Home 24 SE	NA1	—	—	—	(45,671)	—	—	8,457
Jumia Technologies AG
ADR	—	97,510	—	—	81,505	—	—	179,015
Vanguard FTSE All-World
ex-US ETF	58,780	—	—	—	(3,803)	1,014	—	54,977
Vanguard Market
Liquidity Fund	956,789	NA2	NA2	198	68	8,231	—	1,415,340
You & Mr. Jones	46,054	—	—	—	13,082	—	—	59,136
Total	1,211,751			198	3,429	9,245	—	1,825,301
1 Not Applicable—at August 31, 2018, the issuer was not an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.